Financial risk and capital management (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of risk management strategy related to hedge accounting [line items]
Schedule of undiscounted contractual cash flows	The table below shows a maturity profile, based on undiscounted contractual cash flows, for Equinor’s financial liabilities.

			At 31 December
	2025			2024
(in USD million)	Non- derivative financial liabilities	Lease liabilities	Derivative financial liabilities	Non- derivative financial liabilities	Lease liabilities	Derivative financial liabilities
Year 1	17,445	1,285	248	22,266	1,363	673
Year 2 and 3	7,222	1,161	307	5,723	1,299	643
Year 4 and 5	4,847	447	305	3,415	494	480
Year 6 to 10	10,119	546	749	6,174	488	1,156
After 10 years	9,176	594	215	10,355	315	425
Total specified	48,809	4,033	1,823	47,933	3,959	3,377

Schedule of credit risk exposure and grading	The following table contains the carrying amount of Equinor’s financial receivables and derivative financial instruments split by Equinor’s assessment of the counterparty's credit risk. Receivables that are overdue with more than 30 days represents less than 1% of the total reported trade and other receivables. A provision has been recognised for expected credit losses of trade and other receivables using the expected credit loss model. Only non-exchange traded instruments are included in derivative financial instruments.

(in USD million)	Non-current financial receivables	Current financial receivables1)	Trade and other receivables2)	Non-current derivative financial instruments	Current derivative financial instruments

At 31 December 2025
Investment grade, rated A or above	260	2,547	2,169	550	318
Other investment grade	—	9	4,663	50	163
Non-investment grade or not rated	458	170	3,987	419	186

Total financial assets	718	2,726	10,819	1,020	667

At 31 December 2024
Investment grade, rated A or above	208	4,448	3,764	308	640
Other investment grade	3	17	5,286	—	223
Non-investment grade or not rated	531	404	4,541	340	161

Total financial assets	743	4,868	13,591	648	1,024
1) Previously reported number for 2024 has been restated due to a change in classification of cash collaterals for commodity derivative transactions. Reference is made to note 2 Accounting Policies for more information.

2) For more information about Trade and other receivables, see note 18 Trade and other receivables.

Schedule of master netting agreements for financial assets and liabilities	The table below presents the amounts offset under the terms of various offsetting agreements for financial assets and liabilities. These agreements are mainly entered into to manage the credit risks associated with over-the-counter commodity trading as well as regular commodity purchases and sales and enable Equinor and their counterparties to set off financial liabilities against financial assets in the ordinary course of business as well as in case of default. In addition, exchange-traded commodity derivatives are offset towards collateral receipts/payments as a result of day-to-day cash settlements based on change in fair value of open derivative positions. Amounts not qualifying for offsetting consists of collateral receipts or payments which usually is settled on a gross basis. Normally these amounts will offset in a potential default situation. There exist no restrictions on collaterals received.

(in USD million)	Gross amounts of recognised financial assets/ liabilities	Gross amounts offset in the balance sheet	Net amounts presented in the balance sheet	Amounts of remaining rights to set-off not qualifying for offsetting	Net amount	(in USD million)	Gross amounts of recognised financial assets/ liabilities	Gross amounts offset in the balance sheet	Net amounts presented in the balance sheet	Amounts of remaining rights to set-off not qualifying for offsetting	Net amount

At 31 December 2025						At 31 December 2024
Financial assets						Financial assets
Trade and other receivables	12,690	1,870	10,819	—	10,819	Trade and other receivables	15,900	2,310	13,590	—	13,590
Current interest-bearing financial receivables and accrued interest	256	—	256	—	256	Current interest-bearing financial receivables and accrued interest	755	141	614	—	614
Collateral receivables	4,392	1,922	2,470	1,127	1,343	Collateral receivables1)	7,770	3,515	4,254	2,037	2,217
Derivative financial instruments	4,817	3,130	1,687	1,481	206	Derivative financial instruments	6,946	5,273	1,673	758	914

Total financial assets	22,154	6,922	15,232	2,608	12,624	Total financial assets	31,370	11,239	20,131	2,795	17,336

Financial liabilities						Financial liabilities
Trade payables	11,570	1,870	9,700	—	9,700	Trade payables	13,420	2,310	11,110	—	11,110
Accrued expenses and other current financial liabilities	1,807	—	1,807	—	1,807	Accrued expenses and other current financial liabilities	1,526	141	1,385	—	1,385
Collateral liabilities	3,197	1,898	1,298	1,298	—	Collateral liabilities	4,071	3,686	385	385	—
Derivative financial instruments	4,752	3,154	1,598	1,310	288	Derivative financial instruments	7,893	5,102	2,791	2,411	380

Total financial liabilities	21,325	6,922	14,403	2,608	11,795	Total financial liabilities	26,910	11,239	15,671	2,795	12,875
1) Previously reported number for 2024 has been restated due to a change in classification of cash collaterals for commodity derivative transactions. Reference is made to note 2 Accounting Policies for more information.

Schedule of capital management

	At 31 December
(in USD million)	2025	2024

Net interest-bearing debt adjusted, including lease liabilities (ND1)	12,176	9,221
Net interest-bearing debt adjusted (ND2)	8,765	5,711
Capital employed adjusted, including lease liabilities (CE1)	52,674	51,601
Capital employed adjusted (CE2)	49,262	48,091

Net debt to capital employed adjusted, including lease liabilities (ND1/CE1)	23.1%	17.9%

Net debt to capital employed adjusted (ND2/CE2)	17.8%	11.9%

Commodity
Disclosure of risk management strategy related to hedge accounting [line items]
Schedule of sensitivity analysis of market risk

Commodity price sensitivity	At 31 December
	2025		2024
(in USD million)	-30%	+30%	-30%	+30%
Crude oil and refined products net gains/(losses)	474	(474)	881	(882)
Natural gas, electricity and CO₂ net gains/(losses)	(174)	188	(122)	210
The table below contains the commodity price risk
sensitivities of Equinor's commodity-based derivative
contracts. Equinor's assets and liabilities resulting from
commodity-based derivative contracts consist of both
exchange traded and non-exchange traded instruments,
including embedded derivatives that have been
bifurcated and recognised at fair value in the
Consolidated balance sheet.
Price risk sensitivities at the end of 2025 and 2024 at
30% are assumed to represent a reasonably possible
change based on the duration of the derivatives. Since
none of the derivative financial instruments included in
the table below are part of hedging relationships, any
changes in the fair value would be recognised in the
Consolidated statement of income
Currency risk
Disclosure of risk management strategy related to hedge accounting [line items]
Schedule of sensitivity analysis of market risk	As of 31 December 2025, the following currency risk sensitivity has been calculated by assuming a 10% reasonable possible change in the most relevant foreign currency exchange rates that impact Equinor’s financial accounts. Also as of
31 December 2024, a change of 10% in the most relevant foreign currency exchange rates was viewed as a reasonable possible change. The below sensitivity information is calculated by reference to carrying amounts of assets and liabilities as of 31 December. The impact on Shareholders equity through Profit and Loss arises from monetary balances denominated in currencies other than an entity's functional currency, whereas the impact on Shareholders equity through
Other comprehensive income arises principally from the translation of assets and liabilities of entities whose functional currency is not USD. A negative figure represents a negative equity impact/loss, while a positive figure represents a positive equity impact/gain.

Currency risk sensitivity	At 31 December 2025
(in USD million)	NOK	EUR	GBP

Impact from a 10% strengthening of given currency vs USD on:
Shareholders equity through Other comprehensive income	970	348	266
Shareholders equity through Profit and loss	(54)	(314)	(129)
Impact from a 10% weakening of given currency vs USD on:
Shareholders equity through Other comprehensive income	(970)	(348)	(266)
Shareholders equity through Profit and loss	54	314	129

Currency risk sensitivity	At 31 December 2024
(in USD million)	NOK	EUR	GBP

Impact from a 10% strengthening of given currency vs USD on:
Shareholders equity through Other comprehensive income	888	309	925
Shareholders equity through Profit and loss	84	(167)	(167)
Impact from a 10% weakening of given currency vs USD on:
Shareholders equity through Other comprehensive income	(888)	(309)	(925)
Shareholders equity through Profit and loss	(84)	167	167

Interest rate risk
Disclosure of risk management strategy related to hedge accounting [line items]
Schedule of sensitivity analysis of market risk	The following interest rate risk sensitivity has been calculated by assuming a change of 100 basis points as a reasonable possible change in interest rates at the end of 2025 and 2024. A decrease in interest rates will have an estimated positive impact on net financial items in the Consolidated statement of income, while an increase in interest rates will have an estimated negative impact on net financial items in the Consolidated statement of income.

Interest risk sensitivity		At 31 December
	2025		2024
(in USD million)	- 100 basis points	+ 100 basis points	- 100 basis points	+ 100 basis points
Positive/(negative) impact on net financial items	308	(306)	262	(250)

Equity price risk
Disclosure of risk management strategy related to hedge accounting [line items]
Schedule of sensitivity analysis of market risk	The following equity price risk sensitivity has been calculated, by assuming a 25% reasonable possible change in equity prices that impact Equinor’s financial accounts, based on balances at 31 December 2025. At 31 December 2024, a change of 35% in equity prices was viewed as a reasonable possible change.
The estimated gains and the estimated losses following from a change in equity prices would impact the Consolidated statement of income.

Equity price sensitivity		At 31 December
	2025		2024
(in USD million)	-25%	25%	-35%	35%
Net gains/(losses)	(1,115)	1,115	(1,234)	1,234